Derivative Financial Instruments - Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Hedges
Maximum length of time hedging exposure to variability in future cash flows for forecasted transactions	8 years 4 months 24 days
Net losses reported in AOCI related to active cash flow hedges of forecasted transactions	$ 102.1
Amount of gain (loss) recognized in AOCI on derivatives in cash flow hedging relationships	(2.0)	$ 57.5	$ (40.1)
Net gains (losses) expected to be reclassified from accumulated OCI into net income in the next 12 months	18.7
Interest rate contracts | Fixed maturities, available-for-sale
Cash Flow Hedges
Amount of gain (loss) recognized in AOCI on derivatives in cash flow hedging relationships	(102.1)		(3.0)
Interest rate contracts | Investment contracts
Cash Flow Hedges
Amount of gain (loss) recognized in AOCI on derivatives in cash flow hedging relationships	15.9	4.1
Foreign exchange contracts | Fixed maturities, available-for-sale
Cash Flow Hedges
Amount of gain (loss) recognized in AOCI on derivatives in cash flow hedging relationships	$ 84.2	$ 53.4	$ (37.1)